UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: December 31, 2005



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                      NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2005

Table of Contents
Letter to Shareholders ********************* 2
Fund Performance**************************** 4
Schedule of Investments ******************** 8
Financial Statements ********************** 11
Notes to the Financial Statements********** 15
Report of Ernst & Young, LLP Independent
Registered Public Accounting Firm ********* 19
Trustees & Officers *********************** 20

Dear Fellow Shareholders:
Northeast Investors Growth Fund performed well during the final half of 2005.
As you may recall at the end of June 2005, the Fund was flat-returning 0.00%. Ground was regained at the end of the year with the Fund returning +11.38% versus the S&P 500 Index +4.91% for the year. This achievement ranks your Fund's performance among the top 15%* of its large cap growth peers for the calendar year.

There were a number of events that weighed heavily on the market during this period such as high energy prices, rising interest rates, and continued geo-political concerns. Still, other factors such as gains in corporate profitability, a strong housing market, reasonable valuations, and general economic expansion helped propel the market forward.

The Fund's performance in the later half of 2005 continued to benefit from its overweighted position in the Energy sector. Hurricanes Katrina and Rita battered the Gulf Coast during the fall and rattled the markets. The Fund's position in stalwarts, BP Plc., Chevron Corp., and Exxon Mobil Corp. as well as newcomers Apache Corp., EnCana Corp., Schlumberger Ltd., and Suncor Energy, Inc., provided favorable capital appreciation. EnCana Corp. was the top performer in this group.

Though the Information Technology Sector of the S&P 500 returned less than 1% in 2005, individual stock selection within this sector significantly helped the Fund. Corning, Inc., and Apple Computer, Inc., both among the largest holdings of the Fund, as well as Akamai Technologies, Inc., a new addition to the Fund in 2005, each turned in strong performances and figured prominently in this sector's overall appreciation. These companies are well positioned to benefit from the increasing use of the Internet and strong sales in the consumer technology area.

The Consumer Discretionary segment was a poorly performing area of the S&P 500 in 2005. Though we maintained an underweighted position in this sector throughout 2005, there were securities within this sector that held back fund performance. eBay, Inc., as mentioned in our last letter, recovered slightly from the end of June yet still ended the year down which detracted from performance. XM Satellite Radio Holdings, Inc. also disappointed in this area as the stock underperformed our expectations during 2005.

The Fund's holdings changed significantly during 2005. This repositioning within industries and individual securities contributed to a significant increase in the "turnover rate" during 2005. In the process of repositioning the Fund, a significant capital loss carryforward was used to offset gains in larger positions that had appreciated over time. It is possible that the loss carryforward will be eliminated in 2006.

We have continued to refrain from using leverage as an active investment strategy in the Fund. The dual effort of avoiding leverage and continued progress in moderating costs has helped to lower the Fund's expense ratio and increase your net performance return.

Looking forward to 2006, we will continue to concentrate our efforts on making timely investments and reducing the costs associated with operating the Fund.
In many ways we believe that Northeast Investors Growth Fund is at an interesting juncture. We are small and nimble, and our record compares favorably with other much larger mutual funds. We would like to see the net assets expand as we move through 2006.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments online, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

                Yours sincerely,
                William A. Oates, Jr.
                President

February 22, 2006

* Source: Morningstar, Inc.


Average Annual Total Return
One year ended December 31, 2005 ********************************* 11.38%
Five years ended December 31, 2005 ******************************* -0.11%
Ten years ended December 31, 2005 ********************************  9.56%

Performance Graph
(Ten Years)

The following graph compares the cumulative total shareholder return on Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on December 31, 1995 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2005 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                 1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
Northeast
Investors      $12,460 $17,105 $22,808 $29,452 $25,046 $20,751 $16,046 $20,602 $22,365 $24,911
Growth
Fund

Standard
& Poor's       $12,268 $16,329 $20,956 $25,365 $23,057 $20,318 $15,828 $20,367 $22,583 $23,692
500 Index

Returns and Per Share Data

                      Year Ended December 31,
                    1996  1997  1998  1999   2000   2001   2002  2003  2004  2005
Net Asset Value    12.15 15.84 20.47 26.08  20.23  15.43  11.91 15.26 16.52 18.40
Income Dividend     0.05  0.06  0.05  0.02   0.00   0.00   0.02  0.03  0.05  0.00
Capital Gains Dist. 0.98  0.77  0.55  0.31   2.05   1.44   0.00  0.00  0.00  0.00
NEIG Return(%)     24.60 37.28 33.34 29.13 -14.96 -17.15 -22.67 28.39  8.56 11.38
S&P 500 Return(%)  22.68 33.10 28.34 21.04  -9.10 -11.88 -22.10 28.68 10.88  4.91

Table Omitted

About Your Fund's Expenses

                                Beginning Account Value  Ending Account Value    Expenses Paid During Period
                                6/30/2005                12/31/2005              6/30/2005 - 12/31/2005
Actual Return
  11.38%                        $1,000.00                $1,113.80               $6.00
Hypothetical
 (5% return before expenses)    $1,000.00                $1,019.60               $5.66

Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2005 - 12/31/2005.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings
December 31, 2005

Ten Largest Investment Holdings

                                                Market          Percent of
                                                Value           Net Assets
Corning, Inc. ***************************** $5,829,190               4.34%
Apple Computer, Inc. **********************  4,579,393               3.41%
General Electric Co. **********************  4,223,525               3.14%
Zions Bancorporation **********************  4,133,132               3.07%
Eaton Vance Corp. *************************  3,923,424               2.92%
Goldman Sachs Group ***********************  3,907,926               2.91%
Whole Foods Market, Inc. ******************  3,869,500               2.88%
Genentech, Inc. ***************************  3,644,500               2.71%
Procter & Gamble Co. **********************  3,403,344               2.53%
BP, Plc ***********************************  3,288,064               2.45%

Summary of Industry Weightings
December 31, 2005

                                                        Percent of Net Assets
                                        Market          Northeast Investors     S&P 500
Major Sectors                           Value           Growth Fund             Index
Consumer Discretionary ************* $11,808,810                 8.79%          11.90%
Consumer Staples ******************* $15,326,532                11.40%          10.60%
Energy****************************** $18,126,193                13.49%           9.00%
Financials ************************* $27,373,580                20.37%          20.00%
Health Care ************************ $24,587,866                18.29%          13.00%
Industrials************************* $10,753,972                 8.00%          11.00%
Information Technology ************* $26,416,887                19.65%          15.40%
Materials*************************** $ -                         0.00%           2.90%
Telecommunication Services ********* $ -                         0.00%           2.90%
Utilities ************************** $ -                         0.00%           3.30%
Cash and other equivalents ********* $ 18,496                    0.01%           0.00%
                                                               100.00%         100.00%


Schedule of Investments December 31, 2005
                                        Number          Market          Percent
Common Stock Sector                     of              Value           of Net
Name of Issuer                          Shares         (Note B)         Assets

Consumer Discretionary
Best Buy Co., Inc.*                     35,950      $ 1,563,106
DSW, Inc.-Class A^                      52,360        1,372,879
eBay, Inc.^                             48,900        2,113,458
Getty Images, Inc.^                     20,100        1,794,327
Lowe's Cos., Inc.                       26,600        1,773,156
Starbucks Corp.^                        62,000        1,860,620
XM Satellite Radio Holdings, Class A^   48,800        1,331,264
                                                     ----------
                                                     11,808,810         8.79%
Consumer Staples
Costco Wholesale Corp.                  30,600        1,513,782
CVS Corp.                               86,330        2,280,838
PepsiCo, Inc.                           45,100        2,664,508
Procter & Gamble Co.                    58,800        3,403,344
United Natural Foods, Inc.^             60,400        1,594,560
Whole Foods Market, Inc.*               50,000        3,869,500
                                                     ----------
                                                     15,326,532         11.40%
Energy
Apache Corp.                            30,900        2,117,268
BP, Plc                                 51,200        3,288,064
Chevron Corp.                           34,100        1,935,857
EnCana Corp.                            69,300        3,129,588
Exxon Mobil Corp.*                      52,982        2,975,999
Halliburton Co.                         21,440        1,328,422
Suncor Energy, Inc.                     15,532          980,535
Schlumberger Ltd.                       24,400        2,370,460
                                                     ----------
                                                     18,126,193         13.49%
Financials
American Express Co.                    45,500        2,341,430
Bank of America Corp.*                  69,370        3,201,426
Capital One Financial Corp.              8,000          691,200
Citigroup, Inc.*                        34,450        1,671,859
Eaton Vance Corp.*                     143,400        3,923,424
Fidelity Bankshares, Inc.^              70,620        2,309,274
Goldman Sachs Group*                    30,600        3,907,926
JPMorgan Chase & Co.                    26,000        1,031,940
State Street Corp.                      43,500        2,411,640
T. Rowe Price Group, Inc.               24,300        1,750,329
Zions Bancorporation*                   54,700        4,133,132
                                                     ----------
                                                     27,373,580         20.37%

Health Care
Amgen, Inc.^                            29,600        2,334,256
Cerner Corp.^#                          32,400        2,945,484
Genentech, Inc.^                        39,400        3,644,500
Gilead Sciences, Inc.^                  58,200        3,059,574
Hologic, Inc.^                          36,490        1,383,701
Medco Health Solutions, Inc.^           48,000        2,678,400
Medtronic, Inc.                         21,200        1,220,484
Teva Pharmaceutical, Ltd.#              42,000        1,806,420
Wellpoint, Inc.^                        38,100        3,039,999
Zimmer Holdings, Inc.*^                 36,700        2,475,048
                                                     ----------
                                                     24,587,866         18.29%

Industrials
3M Co.*                                 27,700        2,146,750
General Electric Co.*                  120,500        4,223,525
Iron Mountain, Inc.^                    50,075        2,114,167
United Parcel Service, Inc.             30,200        2,269,530
                                                     ----------
                                                     10,753,972         8.00%

Information Technology
Adobe Systems, Inc.^                    63,614        2,351,173
Akamai Technologies, Inc.^             121,600        2,423,488
American Tower Corp., Class A^          53,800        1,457,980
Apple Computer, Inc.^                   63,700        4,579,393
Corning, Inc.*^                        296,500        5,829,190
Google, Inc., Class A^                   7,300        3,028,478
Marvell Technology Group Ltd.^          29,300        1,643,437
Microsoft Corp.                         32,000          836,800
Sonus Networks, Inc.^                  354,000        1,316,880
Texas Instruments, Inc.                 38,600        1,237,902
Yahoo!, Inc.^                           43,700        1,712,166
                                                     ----------
                                                     26,416,887         19.65%

Total Common Stocks (Cost-$100,358,557)            $134,393,840         99.99%

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement,
3.02% due 1/3/06 @                                      381,281
Total Repurchase Agreement (Cost-$381,281)            $ 381,281         0.28%

Cash Equivalents
BGI Institutional Money Market Fund ~-4.19018%        1,560,200
Total Cash Equivalents (Cost-$1,560,200)            $ 1,560,200         1.16%

Total Investment Portfolio (Cost-$102,300,038)      136,335,321       101.43%

Total Assets and Liabilities                         (1,922,985)       -1.43%

Total Net Assets                                   $134,412,336       100.00%

@Acquired on December, 30 2005. Collateralized by $400,346 of market value of U.S. Government mortgage-backed securities due through 11/01/34. The maturity value is $381,409.

* All or a portion of this security is pledged to collateralize short-term borrowings

^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end (See Note I)

Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 2005

Assets
Investments-at market value (including securities loaned of $1,492,058)
(cost $102,300,038) ********************************************** $136,335,321
Receivable for shares sold ***************************************       18,466
Dividends receivable *********************************************       74,888
Other receivables ************************************************       14,720
                                                                  -------------
Total Assets *****************************************************  136,443,395

Liabilities
Collateral on securities loaned, at value ************************    1,560,200
Payable for shares repurchased ***********************************      309,270
Accrued investment advisory fee***********************************       66,763
Accrued expenses *************************************************       94,826
                                                                  -------------
Total Liabilities ************************************************    2,031,059
                                                                  -------------
Net Assets******************************************************** $134,412,336

Net Assets Consist of:
Capital paid-in ************************************************** $102,231,192
Accumulated net realized loss on investment transactions *********   (1,854,139)
Net unrealized appreciation of investments ***********************   34,035,283
                                                                  -------------
Net Assets******************************************************** $134,412,336

Net Asset Value, offering price and redemption price per share
($134,412,336/7,306,748 shares) **********************************       $18.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations
December 31, 2005

Investment Income
Dividend income **************************************************   $1,284,011
Interest income **************************************************        9,281
Other income *****************************************************       41,025
                                                                  -------------
Total Income *****************************************************    1,334,317

Expenses
Investment advisory fee ******************************************      749,380
Administrative expenses and salaries *****************************      363,001
Printing, postage, and stationery ********************************       72,000
Audit fees *******************************************************       67,150
Legal fees *******************************************************       54,600
Computer and related expenses ************************************       43,600
Insurance ********************************************************       42,000
Registration and Filing fees**************************************       36,400
Trustee fees *****************************************************       30,000
Commitment fee ***************************************************       24,512
Telephone expense*************************************************       18,200
Custodian fees****************************************************       14,376
Interest fee *****************************************************        2,182
Miscellaneous fees ***********************************************        9,100
                                                                  -------------
Total Expenses ***************************************************    1,526,501
                                                                  -------------
Net Investment Income (Loss) *************************************    (192,184)
                                                                  -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions ************   $9,036,562
Change in unrealized appreciation (depreciation) of investments **    4,937,206
                                                                  -------------
Net gain (loss) on investments************************************   13,973,768
                                                                  -------------
Net increase (decrease) in net assets resulting from operations **  $13,781,584

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                        Year Ended      Year Ended
                                                                        December 31,    December 31,
                                                                           2005            2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) **********************************           $(192,184)      $388,790
Net realized gain (loss) from investment transactions *************       9,036,562      6,290,650
Change in unrealized appreciation (depreciation) of investments ***       4,937,206      4,404,129
                                                                          ----------    ----------
Net Increase (Decrease) in Net Assets Resulting from
Operations **********************************************                13,781,584     11,083,569
                                                                         -----------    ----------
Distributions to Shareholders From Net Investment Income******                    -       (388,373)
From Net Fund Share Transactions ***************************            (15,607,250)   (16,017,737)
                                                                        ------------   -----------
Total Increase (Decrease) in Net Assets ******************               (1,825,666)    (5,322,541)

Net Assets:
Beginning of Period *******************************************         136,238,002    141,560,543
                                                                       -------------   -----------
End of Period ************************************************         $134,412,336   $136,238,002

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                        Year Ended December 31,
Per Share Data^                     2005        2004    2003    2002    2001
Net Asset Value:
Beginning of Period                 $16.52      $15.26  $11.91  $15.43  $20.23
Income From Investment Operations:
Net investment income (loss)         (0.02)     0.04    0.03    0.02    (0.01)
Net realized and unrealized gain
(loss) on investment                  1.90      1.27    3.35    (3.52)  (3.35)
Total from investment operations      1.88      1.31    3.38    (3.50)  (3.36)
Less Distributions:
Net investment income                 0.00     (0.05)  (0.03)   (0.02)   0.00
Capital Gain                          0.00      0.00    0.00     0.00   (1.44)
Total Distributions                      -     (0.05)  (0.03)   (0.02)  (1.44)
Net Asset Value:
End of Period                       $18.40    $16.52  $15.26   $11.91  $15.43
Total Return                        11.38%     8.56%  28.39%  -22.67% -17.15%

Ratios & Supplemental Data

Net assets end of period
(in thousands)                    $134,412 $136,238 $141,561 $125,986 $187,218
Ratio of operating expenses to average
net assets (includes interest expense)1.18%   1.32%    1.43%    1.31%    1.14%
Ratio of interest expense to average net
assets                                0.00%   0.07%    0.22%    0.21%    0.14%
Ratio of net investment income to
average net assets                   -0.15%   0.29%    0.21%    0.17%   -0.05%
Portfolio turnover rate                 57%     19%      25%      26%      30%

^ Average share method used to calculate per share data

Notes to Financial Statements
Note A-Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in other receivables. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2005 there were no securities priced at fair value as determined in good faith.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholde distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/ 3 4 / of 1% of the next $20,000,000 and 1/2 / of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $74,176,955 and $89,304,677, respectively, for the year ended December 31, 2005.

Note E-Shares of Beneficial Interest

At December 31, 2005, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:
                                       December 31, 2005       December 31, 2004
                                       Shares    Amount        Shares     Amount
Shares sold **********************     361,828 $ 6,158,841      286,607   $ 4,460,343
Shares issued to shareholders in
reinvestment of distributions from
net investment income and
realized gains from security
transactions ********************            0          0        20,568       338,969
                                     ---------  ---------    ---------  ---------

                                       361,828 $  6,158,841     307,175   $ 4,799,312
Shares repurchased***************  (1,305,097) $(21,766,091) (1,335,365) $(20,817,049)
Net Increase *********************   (943,269) $(15,607,250) (1,028,190) $(16,017,737)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2005, the Fund had unused lines of credit amounting to $25,000,000 and there was no outstanding balance. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2005:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) *** $337,237
Weighted average interest rate****************************************    3.39%

Note H-Additional Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2004 and 2005 were $388,373 and $0.00 respectively, and were classified as ordinary income.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:
                                                                2005
                                                               ----------
Capital loss carryforward* ********************************* $ (1,854,139)
Unrealized gains (losses)-net ******************************   34,035,283
                                                               ----------
Total accumulated earnings (losses-net) ********************  $32,181,144

* The capital loss carryforward will expire as follows:
                                                                Expiration
Year                                                            Amount
2011 *******************************************************   $1,854,139

At December 31, 2005 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
                                                                   2005
                                                                  ------
Tax cost ****************************************************** $102,300,038
Gross unrealized gain *****************************************   34,966,116
Gross unrealized loss *****************************************    (930,833)
                                                                ------------
Net unrealized security gain (loss)**************************** $ 34,035,283

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses.
If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2005, the value of securities loaned and the value of collateral was $1,492,058 and $1,560,200, respectively. During the year ended December 31, 2005, income from securities lending amounted to $25,782.

Report of Ernst & Young, LLP Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders
Northeast Investors Growth Fund.

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Northeast Investors Growth Fund (the Fund) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2002 were audited by other auditors whose report dated February 14, 2003 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers.

We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund, as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        Ernst & Young LLP

Boston, Massachusetts
February 15, 2006

Trustees & Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                        Principal Occupation(s)/Other
                                                                                        Directorships During the Past Five
Name/Age/Service*                                 Position                              Years
                                Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.          Trustee and President                                   Trustee and President Northeast
Age: 63                                                                                 Investors Growth Fund; President and
Years of Service: 25                                                                    Director of Northeast Investment
                                                                                        Management, Inc.; Vice President of
                                                                                        Northeast Investors Trust.

Ernest E. Monrad                Trustee                                                 Trustee of Northeast Investors Trust;
Age: 75                                                                                 Director of New America High
Years of Service: 25                                                                    Income Fund, Inc.; Trustee of
                                                                                        Century Shares Trust and Century
                                                                                        Small Cap Select until 7/31/05;
                                                                                        Officer and Director of Northeast
                                                                                        Investment Management, Inc.

Gordon C. Barrett               Senior Vice President and                               Officer of Northeast Investors Trust,
Age: 49                         Chief Financial Officer                                 Northeast Investors Growth Fund, and
Years of Service: 12                                                                    Northeast Investment Management, Inc.



Robert B. Minturn               Trustee, Clerk, Vice                                    Officer of Northeast Investors Trust,
Age: 66                         President, and Chief                                    (Trustee until 6/30/05); Officer and
Years of Service: 25            Legal Officer                                           Director of Northeast Investment
                                                                                        Management, Inc.

                                Independent Trustees

John C. Emery                   Trustee                                                 Partner, Law Firm of Sullivan &
Age: 75                                                                                 Worcester
Years of Service: 25

Michael Baldwin                 Trustee                                                 Partner, Baldwin Brothers,
Age: 65                                                                                 Registered Investment Advisor
Years of Service: 6

F. Washington Jarvis            Trustee                                                 Headmaster Emeritus at Roxbury
Age: 66                                                                                 Latin School
Years of Service: 2

* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Board Approval of Investment Advisory Contract

At its meeting held on July 6, 2005, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to extend the Fund's investment management agreement with Northeast Management & Research Company, Inc. (the "Investment Adviser").

The Investment Adviser presented detailed information to the Board requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and discussed financial information provided by the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund. The Board also considered and reviewed information regarding brokerage.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with index data and data concerning performance relative to other funds with generally similar objectives and management policies. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser's profitability, and it was noted that the profitability percentage was within ranges generally determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board concluded that the Fund's fees paid to the Investment adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

Trustees
William A. Oates, Jr.                                   John C. Emery
Ernest E. Monrad                                        Michael Baldwin
Robert B. Minturn                                       F. Washington Jarvis



Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisor
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                         Northeast Investors Growth Fund
                               150 Federal Street
                           Boston, Massachusetts 02110
                            800-225-6704 617-523-3588
                           www.northeastinvestors.com







Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to registrant's Report on Form N-CSR for its fiscal year ended December 31, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2005 and December 31, 2004 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $44,000, and $42,000 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2005 and December 31, 2004 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $18,125 and $16,250 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2005 and December 30, 2004 for professional services rendered by the registrant's principal accountant for tax matters were $7,000 and $6,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) All other Fees. No products or services were provide to the registrant during its last two fiscal years by its principal accountants other than the services reported in Paragraphs (a) - (c) of this item.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.



Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 10, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 10, 2006

                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 10, 2006
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 10, 2006
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)






                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2005 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 10, 2006
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 10, 2006
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.